UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22058
Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
Portfolio of Investments
September 30, 2010 (Unaudited)

Shares	Description (1)					Value

	Common Stocks – 88.3% (70.7% of Total Investments)

	Aerospace & Defense – 2.0%

84,438	Raytheon Company					$3,859,661

	Beverages – 2.5%

80,945	Coca-Cola Company					4,736,901

	Capital Markets – 1.7%

19,730	BlackRock Inc.					3,359,033

	Chemicals – 1.6%

42,145	Sherwin-Williams Company					3,166,775

	Commercial Banks – 3.8%

77,353	Cullen/Frost Bankers, Inc.					4,167,006
147,800	U.S. Bancorp, (2)					3,195,436

	Total Commercial Banks					7,362,442

	Commercial Services & Supplies – 2.7%

147,505	Waste Management, Inc.					5,271,829

	Communications Equipment – 2.7%

114,765	QUALCOMM, Inc.					5,178,197

	Diversified Financial Services – 2.1%

108,920	JPMorgan Chase & Co.					4,146,584

	Diversified Telecommunication Services – 2.7%

180,403	AT&T Inc.					5,159,526

	Electric Utilities – 2.3%

82,239	NextEra Energy Inc.					4,472,979

	Electrical Equipment – 1.9%

71,161	Emerson Electric Company					3,747,338

	Energy Equipment & Services – 3.0%

196,600	Seadrill Limited, (3)					5,699,434

	Food & Staples Retailing – 2.2%

78,200	Wal-Mart Stores, Inc., (2)					4,185,264

	Food Products – 1.8%

81,500	McCormick & Company, Incorporated					3,426,260

	Hotels, Restaurants & Leisure – 2.3%

94,584	YUM! Brands, Inc.					4,356,539

	Household Durables – 1.7%

140,100	Leggett and Platt Inc.					3,188,676

	Household Products – 2.1%

67,265	Procter & Gamble Company					4,033,882

	Insurance – 2.4%

89,825	AFLAC Incorporated, (2)					4,644,851

	IT Services – 6.3%

86,000	Accenture Limited					3,654,140
33,710	International Business Machines Corporation (IBM)					4,521,859
144,848	Paychex, Inc.					3,981,872

	Total IT Services					12,157,871

	Machinery – 4.0%

49,000	Caterpillar Inc., (2)					3,855,320
80,213	PACCAR Inc.					3,862,256

	Total Machinery					7,717,576

	Media – 3.9%

178,300	Shaw Communication Inc.					3,924,383
97,910	Thomson Corporation					3,674,562

	Total Media					7,598,945

	Metals & Mining – 2.8%

153,050	Southern Copper Corporation, (2)					5,375,116

	Oil, Gas & Consumable Fuels – 9.0%

63,850	Chevron Corporation, (2)					5,175,043
125,655	EnCana Corporation					3,798,551
106,392	EQT Corporation					3,836,496
77,193	Royal Dutch Shell PLC, Class A, ADR					4,654,738

	Total Oil, Gas & Consumable Fuels					17,464,828

	Pharmaceuticals – 6.7%

95,280	Abbott Laboratories					4,977,427
38,700	Novo-Nordisk A/S					3,809,628
239,400	Pfizer Inc.					4,110,498

	Total Pharmaceuticals					12,897,553

	Semiconductors & Equipment – 3.0%

184,154	Microchip Technology Incorporated					5,791,643

	Software – 2.0%

157,850	Microsoft Corporation					3,865,747

	Textiles, Apparel & Luxury Goods – 1.8%

43,005	VF Corporation					3,484,265

	Thrifts & Mortgage Finance – 2.4%

286,948	New York Community Bancorp, Inc.					4,662,905

	Tobacco – 4.9%

61,669	Lorillard Inc.					4,952,637
78,789	Philip Morris International					4,413,760

	Total Tobacco					9,366,397

	Total Common Stocks (cost $162,054,163)					170,379,017

Shares	Description (1)	Coupon			Ratings (4)	Value

	$25 Par (or similar) Preferred Securities – 21.6% (17.3% of Total Investments)

	Capital Markets – 0.4%

20,000	Credit Suisse	7.900%			A3	$547,200
6,100	Deutsche Bank Capital Funding Trust V	8.050%			A	162,809

	Total Capital Markets					710,009

	Commercial Banks – 4.7%

48,944	Banco Santander Finance	10.500%			A	1,384,136
25,000	Barclays Bank PLC	8.125%			A	648,250
75,000	BB&T Capital Trust VI	9.600%			A3	2,145,000
15,000	BB&T Capital Trust VII	8.100%			A3	415,050
25,000	HSBC Holdings PLC, (5)	8.000%			A+	674,500
16,200	HSBC Holdings PLC	6.200%			A+	395,280
38,744	PNC Capital Trust	7.750%			A-	1,003,857
48,000	Zions Bancorporation, (5)	11.000%			BB+	1,297,440
44,100	Zions Bancorporation	9.500%			BB+	1,121,022

	Total Commercial Banks					9,084,535

	Communications Equipment – 0.7%

50,000	Motorola Incorporated (CORTS)	8.375%			Baa3	1,286,500

	Consumer Finance – 1.8%

28,000	Heller Financial Inc.	6.687%			A+	2,695,000
36,300	HSBC Finance Corporation	6.360%			A	861,762

	Total Consumer Finance					3,556,762

	Diversified Financial Services – 1.2%

25,000	Bank of America Corporation	8.200%			BBB-	651,500
28,000	Citigroup Capital Trust VIII	6.950%			Ba1	679,560
21,875	Citigroup Capital XIII	7.875%			Ba1	546,875
18,200	Fleet Capital Trust VIII	7.200%			Baa3	455,364

	Total Diversified Financial Services					2,333,299

	Electric Utilities – 2.4%

24,150	American Electric Power	8.750%			Baa3	696,245
11,700	BGE Capital Trust II	6.200%			BBB-	295,191
75,000	Entergy Arkansas Inc.	6.450%			BB+	1,809,375
25,000	Entergy Texas Inc.	7.875%			BBB+	737,250
6,581	FPC Capital I	7.100%			Baa2	167,947
10,000	Southern California Edison Company, Series C	6.000%			Baa2	985,000

	Total Electric Utilities					4,691,008

	Food Products – 1.1%

20	HJ Heinz Finance Company, 144A	8.000%			BB+	2,151,250

	Insurance – 4.4%

73,000	American Financial Group	7.000%			BBB	1,819,160
64,700	Arch Capital Group Limited, Series B	7.875%			BBB	1,656,320
50,000	Aspen Insurance Holdings Limited	7.401%			BBB-	1,213,000
35,844	Endurance Specialty Holdings Limited	7.750%			BBB-	930,869
9,600	Principal Financial Group	5.563%			BBB	818,700
75,000	Prudential Financial Inc.	9.000%			BBB+	2,139,000

	Total Insurance					8,577,049

	Media – 0.6%

40,800	Viacom Inc.	6.850%			BBB+	1,070,184

	Multi-Utilities – 1.0%

25,000	Dominion Resources Inc.	8.375%			BBB	727,750
32,500	Scana Corporation	7.700%			BBB-	924,300
9,029	Xcel Energy Inc.	7.600%			BBB	248,839

	Total Multi-Utilities					1,900,889

	Real Estate Investment Trust – 2.9%

48,000	Apartment Investment & Management Company, Series U	7.750%			Ba3	1,217,760
50,000	Ashford Hospitality Trust, Inc., Series D	8.450%			N/A	1,133,000
50,000	Kimco Realty Corporation, Series G	7.750%			Baa2	1,281,000
72,500	Vornado Realty LP	7.875%			BBB	1,937,200

	Total Real Estate Investment Trust					5,568,960

	Wireless Telecommunication Services – 0.4%

32,600	Telephone and Data Systems Inc.	7.600%			Baa2	819,564

	Total $25 Par (or similar) Preferred Securities (cost $38,413,580)					41,750,009

Shares	Description (1)	Coupon			Ratings (4)	Value

	Convertible Preferred Securities – 2.8% (2.2% of Total Investments)

	Capital Markets – 0.6%

24,100	CalEnergy Capital Trust III, Convertible Preferred Security	6.500%			Baa2	$1,182,105

	Commercial Banks – 1.0%

1,904	Wells Fargo & Company, Convertible Bond	7.500%			A	1,915,424

	Diversified Financial Services – 1.2%

19,400	CitiGroup Inc., Convertible	7.500%			N/A	2,299,094

	Total Convertible Preferred Securities (cost $4,672,045)					5,396,623

Principal
Amount (000)	Description (1)	Coupon	Maturity		Ratings (4)	Value

	Corporate Bonds – 1.7% (1.3% of Total Investments)

	Commercial Banks – 0.5%

$1,000	Western Alliance Bancorporation	10.000%	9/01/15		Ba3	$995,000

	Diversified Telecommunication Services – 0.6%

1,000	Frontier Communications Corporation	8.750%	4/15/22		BB+	1,105,000

	Insurance – 0.6%

1,000	Genworth Financial Inc.	8.625%	12/15/16		BBB	1,128,932

$3,000	Total Corporate Bonds (cost $2,974,655)					3,228,932

Principal
Amount (000)	Description (1)	Coupon	Maturity		Ratings (4)	Value

	Capital Preferred Securities – 4.6% (3.7% of Total Investments)

	Commercial Banks – 1.1%

1,000	City National Capital Trust I	9.625%	2/01/40		A3	$1,041,388
1,000	Wells Fargo & Company, Series K	7.980%	N/A	(6)	A	1,057,500

	Total Commercial Banks					2,098,888

	Consumer Finance – 0.8%

1,000	Capital One Capital V, Cumulative Trust Preferred Securities	10.250%	8/15/39		BBB	1,088,750
500	Capital One Capital VI	8.875%	5/15/40		BBB	528,750

	Total Consumer Finance					1,617,500

	Diversified Financial Services – 1.1%

1,000	JPMorgan Chase & Company	7.900%	N/A	(6)	A	1,075,271
1,000	MBNA Corporation, Capital Trust A	8.278%	12/01/26		Baa3	1,032,500

	Total Diversified Financial Services					2,107,771

	Insurance – 1.6%

20	Axis Capital Holdings Limited	7.500%	12/01/15		BBB	1,780,000
1,000	MetLife Inc.	10.750%	8/01/69		BBB	1,300,783

	Total Insurance					3,080,783

	Total Capital Preferred Securities (cost $7,954,561)					8,904,942

Shares	Description (1)					Value

	Investment Companies – 1.5% (1.3% of Total Investments)

175,600	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.					$2,967,640

	Total Investment Companies (cost $2,173,045)					2,967,640

Principal
Amount (000)	Description (1)	Coupon	Maturity			Value

	Short-Term Investments – 4.4% (3.5% of Total Investments)

$8,451	Repurchase Agreement with State Street Bank, dated 9/30/10, repurchase price $8,450,956, collateralized by $8,055,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $8,624,489	0.080%	10/01/10			$8,450,937

	Total Short-Term Investments (cost $8,450,937)					8,450,937

	Total Investments (cost $226,692,986) – 124.9%					241,078,100

	Borrowings – (22.5)% (8), (9)					(43,500,000)

	Other Assets Less Liabilities – (2.4)%					(4,587,242)

	Net Assets Applicable to Common Shares – 100%					$192,990,858

Investments in Derivatives Call Options Written outstanding at September 30, 2010:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (7)	Date	Price	Value

(100)	S&P 500 INDEX	$(11,250,000)	10/16/10	$1,125	$(276,000)
(100)	S&P 500 INDEX	(11,000,000)	10/16/10	1,100	(470,000)
(200)	S&P 500 INDEX	(23,000,000)	11/20/10	1,150	(590,000)
(100)	S&P 500 INDEX	(11,750,000)	11/20/10	1,175	(180,500)

(500)	Total Call Options Written (premiums received $1,175,496)	$(57,000,000)			$(1,516,500)

Fair Value Measurements
In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks*	$164,679,583	$5,699,434	$—	$170,379,017
Preferred Securities**	36,958,327	19,093,247	—	56,051,574
Corporate Bonds	—	3,228,932	—	3,228,932
Investment Companies	2,967,640	—	—	2,967,640
Short-Term Investments	8,450,937	—	—	8,450,937
Derivatives:
Call Options Written	(1,516,500)	—	—	(1,516,500)

Total	$211,539,987	$28,021,613	$—	$239,561,600

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as level 2.

**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.
Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Equity Price	Options	—	$—	Call options written, at value	$ 1,516,500

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2010, the cost of investments (excluding investments in derivatives) was $227,953,937.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$23,035,154
Depreciation	(9,910,991)

Net unrealized appreciation (depreciation) of investments	$13,124,163

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations under call options written.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	Perpetual security. Maturity date is not applicable.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(8)	Borrowings as a percentage of Total Investments is 18.0%.

(9)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2010, investments with a value of $88,097,682 have been pledged as collateral for Borrowings.

N/A	Not applicable.

ADR	American Depositary Receipt.

CORTS	Corporate Backed Trust Securities.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010